Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2025
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Highlander Silver Corp. (the “Company” or “Highlander”) was incorporated under the laws of the Province of British Columbia, Canada. The Company’s head office is located at 2500 – 100 King Street West, Toronto, Ontario, Canada, M5X 1A9. Its records office is located at 1200 – 750 West Pender Street, Vancouver, British Columbia, Canada, V6C 2T8. Its main business activity is the acquisition, exploration and evaluation of mineral properties located in Peru. These consolidated financial statements of the Company as at and for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 comprise the Company and its subsidiaries (Note 2 (c)). On May 13, 2025, the Company’s common shares commenced trading on the Toronto Stock Exchange (“TSX”) under the symbol HSLV. On March 11, 2026, the Company’s common shares also commenced trading on the NYSE American LLC under the same symbol. Prior to May 13, 2025, the Company’s shares were listed on the Canadian Securities Exchange.

The Company has not yet determined whether its mineral property interests contain mineral reserves that are economically viable. The Company's continued operations, and the underlying value and recoverability of the amounts shown for mineral property interests, are dependent upon the existence of economically recoverable mineral reserves in the mineral properties that the Company holds an interest in. The continued exploration and development of projects will depend on the Company’s ability to receive future cash flows from share capital financing.

These consolidated financial statements are prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations. As an exploration stage company, the Company does not have revenue sources, and has historically relied on share capital financing, as well as property option or sale proceeds to fund its property acquisition, exploration and evaluation expenditures, and operating expenses.

As at December 31, 2025, the Company had cash and cash equivalents of $108,198,015 (September 30, 2024 – $2,500,894). The Company has financed its operations primarily through the issuance of common shares.